Securities - Summary of Allowance for Credit Losses measured at FVOCI and Amortized Cost (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Disclosure of financial assets [line items]
Balance at beginning of period	$ 4,455
Balance at end of period	4,588	$ 4,455	$ 4,118	$ 4,588	$ 4,118
Debt securities measured at FVOCI [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	18
Balance at end of period	23	18	19	23	19
Debt securities measured at FVOCI and amortized cost [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	33	37	38	36	42
Provision for (reversal of) credit losses	29	(2)	(1)	26	(4)
Foreign exchange and other	1	(2)		1	(1)
Balance at end of period	63	33	37	63	37
Debt securities measured at amortized cost [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	15
Balance at end of period	40	15	18	40	18
Stage 1 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | 12-month expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	2
Balance at end of period	3	2	1	3	1
Stage 1 [member] | Debt securities measured at FVOCI and amortized cost [member] | Financial instruments performing [member] | 12-month expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	6	7	6	7	8
Provision for (reversal of) credit losses	(1)	(1)	1	(2)
Foreign exchange and other	1			1	(1)
Balance at end of period	6	6	7	6	7
Stage 1 [member] | Debt securities measured at amortized cost [member] | Financial instruments performing [member] | 12-month expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	4
Balance at end of period	3	4	6	3	6
Stage 2 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | Lifetime expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	16
Balance at end of period	20	16	18	20	18
Stage 2 [member] | Debt securities measured at FVOCI and amortized cost [member] | Financial instruments performing [member] | Lifetime expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	16	18	19	17	20
Provision for (reversal of) credit losses	4	(1)	(1)	3	(2)
Foreign exchange and other		(1)
Balance at end of period	20	16	18	20	18
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	913
Balance at end of period	960	913	840	960	840
Stage 3 [member] | Debt securities measured at FVOCI and amortized cost [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	11	12	13	12	14
Provision for (reversal of) credit losses	26		(1)	25	(2)
Foreign exchange and other		(1)
Balance at end of period	37	11	12	37	12
Stage 3 [member] | Debt securities measured at amortized cost [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Debt securities [member]
Disclosure of financial assets [line items]
Balance at beginning of period	11
Balance at end of period	$ 37	$ 11	$ 12	$ 37	$ 12